UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Semiannual Report
Templeton Dragon
Fund, Inc.
June 30, 2025
Not FDIC Insured No Bank Guarantee May Lose Value

Managed Distribution Policy : Effective March 1, 2025, the Board has implemented a new managed distribution plan whereby the
Fund will distribute a level distribution amount to shareholders. The Fund intends to make quarterly distributions to shareholders at the fixed rate of $0.10 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each quarter and is intended to narrow the discount between the market price and the
NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a quarterly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Consolidated Financial Highlights and Consolidated
Schedule of Investments 6
Consolidated Financial Statements 11
Notes to Consolidated Financial Statements 14
Important Information to Shareholders 23
Annual Meeting of Shareholders 24
Dividend Reinvestment and Cash Purchase Plan 25
Shareholder Information 27
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Dragon Fund, Inc.
Dear Shareholder,
This semiannual report for Templeton Dragon Fund, Inc.
covers the period ended June 30, 2025.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
at least 45% of its total assets in equity securities of
“China companies.” Our investment strategy employs
a fundamental, value-oriented, long-term approach. In
selecting companies for investment, we will consider overall growth prospects, competitive positions in export markets,
technologies, research and development, productivity,
labor costs, and raw material costs and sources. Additional
considerations include profit margins, returns on investment, capital resources, government regulation, management, and
other factors in comparison to other companies around the
world that we believe are comparable.
Our approach to selecting investments emphasizes
fundamental, company-by-company analysis (rather than
broader analyses of specific industries or sectors of the
economy), to construct an “action list” from which we make
our buy decisions. Although we will consider historical value measures, the primary factor in selecting securities for
investment by the Fund will be the company’s current price
relative to its long-term earnings potential.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +20.06% in market price terms and +13.91%
in net asset value terms. In comparison, the MSCI China All
Shares Index-NR, which measures the performance of China
share classes listed in Hong Kong, Shanghai, Shenzhen and
outside of China, posted a +11.77% total return for the same period.
1
You can find the Fund's long-term performance data
in the Performance Summary on page 4.
Effective March 1, 2025, the Board has implemented a new
managed distribution plan whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends
to make quarterly distributions to shareholders at the fixed rate of $0.10 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the
requirements prescribed by excise tax rules and Subchapter
M of the Internal Revenue Code. The plan is intended to
provide shareholders with a consistent distribution each
quarter and is intended to narrow the discount between the
market price and the NAV of the Fund’s common shares,
but there is no assurance that the plan will be successful in doing so. The Fund sends a Form 1099-DIV to shareholders
each calendar year describing how to report the Fund's
distributions for federal income tax purposes. Please see the
“Important Information to Shareholders” section for additional information.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Geographic Composition
6/30/25
% of Total
Investments
China 94.1%
Hong Kong 5.0%
Short-Term Investments & Other Net Assets 0.9%
Top 10 Holdings
6/30/25
Company
Industry, Country
% of Total
Net Assets
a a
Tencent Holdings Ltd. 10.5%
Interactive Media & Services, China
Alibaba Group Holding Ltd. 7.9%
Broadline Retail, China
Xiaomi Corp. 5.8%
Technology Hardware, Storage & Peripherals,
China
China Construction Bank Corp. 5.6%
Banks, China
SF Holding Co. Ltd. 3.3%
Air Freight & Logistics, China
China Merchants Bank Co. Ltd. 3.2%
Banks, China
Trip.com Group Ltd. 3.1%
Hotels, Restaurants & Leisure, China
Meituan Dianping 3.1%
Hotels, Restaurants & Leisure, China
China Yangtze Power Co. Ltd. 3.0%
Independent Power and Renewable Electricity
Producers, China
Fuyao Glass Industry Group Co. Ltd. 3.0%
Automobile Components, China
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI).
The Consolidated SOI begins on page
7
.

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Effective April 30, 2025, Tony Sun was added as a Portfolio
Manager of the Fund.
Thank you for your continued participation in Templeton
Dragon Fund, Inc. We look forward to serving your future
investment needs.
Sincerely,
Nicholas Chui, CFA
Lead Portfolio Manager
Eric Mok, CFA
Tony Sun
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2025
Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 06/30/25

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price

6-Month +13.91% +20.06% +13.91% +20.06%
1-Year +26.85% +28.98% +26.85% +28.98%
5-Year -23.53% -18.10% -5.22% -3.91%
10-Year +6.47% +21.43% +0.63% +1.96%
Symbol: TDF 6/30/25 12/31/24 Change
Net Asset Value (NAV) $11.61 $10.37 +$1.24
Market Price (NYSE) $9.99 $8.49 +$1.50
See page 5 for Performance Summary footnotes.

Templeton Dragon Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . There are special risks associated with investments in China, Hong Kong and Taiwan , including less liquidity, expropriation, confiscatory taxation, international trade tensions, nationalization, and exchange control regula-
tions and rapid inflation, all of which can negatively impact the Fund. Investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. To the extent the Fund invests in companies in a specific country or region , the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The portfolio is non-diversified and may invest in a relatively small number of issuers, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund's shares. The managers’ environmental social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance.
The Fund may invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Con-
nect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect program (collectively,
“Stock Connect”) and may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program
(“Bond Connect”).
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investors in Stock Connect Securi-
ties are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in
Stock Connect Securities. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. In China, the
Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a
China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in apply-
ing the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong.
As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond
Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect and Bond Connect programs, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions Per Share
(1/1/25–6/30/25)
Net Investment
Income
$0.2000

Templeton Dragon Fund, Inc.
Consolidated Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.37 $9.42 $11.94 $18.70 $24.93 $21.81
Income from investment operations:
Net investment income (loss)
a
........ 0.08 0.12 0.04 (0.05) (0.16) (0.06)
Net realized and unrealized gains (losses) 1.36 0.95 (2.57) (5.41) (3.67) 8.96
Total from investment operations ........ 1.44 1.07 (2.53) (5.46) (3.83) 8.90
Less distributions from:
Net investment income .............. (0.20) (0.12) — — — (0.16)
Net realized gains ................. — — — (1.30) (2.40) (5.62)
Total distributions ................... (0.20) (0.12) — (1.30) (2.40) (5.78)
Repurchase of shares ................ —
b
— 0.01 — — —
Net asset value, end of period .......... $11.61 $10.37 $9.42 $11.94 $18.70 $24.93
Market value, end of period
c
........... $9.99 $8.49 $8.17 $10.22 $17.00 $23.36
Total return (based on net asset value per
share)
d
........................... 13.91% 11.48% (21.11)% (29.46)% (15.52)% 42.18%
Total return (based on market value per
share)
d
........................... 20.06% 5.46% (20.06)% (32.99)% (17.83)% 52.46%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.36% 1.28% 1.38% 1.37% 1.34%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.35% 1.27% 1.37% 1.37%
f
1.33%
Net investment income (loss) .......... 1.52% 1.26% 0.33% (0.34)% (0.70)% (0.26)%
Supplemental data
Net assets, end of period (000’s) ........ $293,516 $262,882 $238,770 $403,707 $632,030 $842,645
Portfolio turnover rate ................ 15.79% 38.79% 14.30% 3.26% 11.64% 39.50%
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited), June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Air Freight & Logistics 3.3%
a
SF Holding Co. Ltd., A ................................ China 303,000 $ 2,063,302
b
SF Holding Co. Ltd., H ............................... China 1,304,406 7,521,846
9,585,148
Automobile Components 3.0%
a
Fuyao Glass Industry Group Co. Ltd., A ................... China 966,922 7,691,634
c
Fuyao Glass Industry Group Co. Ltd., H, 144A, Reg S ........ China 150,400 1,074,667
8,766,301
Automobiles 3.4%
a
BYD Co. Ltd., A ..................................... China 130,150 6,032,911
BYD Co. Ltd., H .................................... China 135,142 2,104,166
Geely Automobile Holdings Ltd. ......................... China 832,065 1,698,414
9,835,491
Banks 9.9%
China Construction Bank Corp., H ....................... China 16,374,864 16,570,489
a
China Merchants Bank Co. Ltd., A ....................... China 763,800 4,900,483
China Merchants Bank Co. Ltd., H ....................... China 622,570 4,367,305
Industrial & Commercial Bank of China Ltd., H .............. China 4,018,000 3,190,516
29,028,793
Beverages 3.8%
a
Eastroc Beverage Group Co. Ltd., A ..................... China 65,000 2,849,283
a
Kweichow Moutai Co. Ltd., A ........................... China 32,445 6,386,732
a
Wuliangye Yibin Co. Ltd., A ............................ China 121,588 2,018,539
11,254,554
Biotechnology 1.5%
c,d
Innovent Biologics, Inc., 144A, Reg S .................... China 452,519 4,536,357
Broadline Retail 9.0%
e
Alibaba Group Holding Ltd. ............................ China 1,641,089 23,231,173
e
JD.com, Inc., A ..................................... China 88,493 1,445,296
d,e
PDD Holdings, Inc., ADR .............................. China 15,367 1,608,310
26,284,779
Capital Markets 2.6%
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 139,471 7,501,667
Chemicals 2.7%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ........... China 633,280 1,601,897
a
Hangzhou Oxygen Plant Group Co. Ltd., A ................ China 603,200 1,634,996
a
Sunresin New Materials Co. Ltd., A ...................... China 426,414 2,993,550
Sunresin New Materials Co. Ltd., A . ..................... China 237,050 1,664,159
7,894,602
Distributors 1.3%
b,d
GigaCloud Technology, Inc., A .......................... Hong Kong 192,557 3,808,778
Diversified Consumer Services 1.2%
e
New Oriental Education & Technology Group, Inc. ........... China 461,611 2,492,817
e
New Oriental Education & Technology Group, Inc., ADR ...... China 20,000 1,079,000
3,571,817
Electrical Equipment 4.9%
a
Contemporary Amperex Technology Co. Ltd., A ............. China 97,064 3,421,734
a,d
GoodWe Technologies Co. Ltd., A ....................... China 103,125 625,647
a
Hongfa Technology Co. Ltd., A .......................... China 1,617,293 5,040,295
a
NARI Technology Co. Ltd., A ........................... China 296,943 929,196

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
d
Sieyuan Electric Co. Ltd., A ............................ China 152,500 $ 1,551,993
a,d
Sieyuan Electric Co. Ltd., A ............................ China 262,600 2,672,481
14,241,346
Electronic Equipment, Instruments & Components 3.6%
Luxshare Precision Industry Co. Ltd., A ................... China 315,031 1,526,415
Wasion Holdings Ltd. ................................ Hong Kong 2,916,000 3,106,236
a
WUS Printed Circuit Kunshan Co. Ltd., A .................. China 851,610 5,071,994
WUS Printed Circuit Kunshan Co. Ltd., A . ................. China 150,000 893,366
10,598,011
Entertainment 1.9%
e
NetEase, Inc. ...................................... China 210,098 5,662,008
Food Products 4.0%
c
China Feihe Ltd., 144A, Reg S ......................... China 4,300,000 3,136,602
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............. China 463,800 1,805,723
a
Yantai China Pet Foods Co. Ltd., A ...................... China 701,800 6,062,178
Yantai China Pet Foods Co. Ltd., A . ..................... China 100,000 863,804
11,868,307
Ground Transportation 1.0%
e
Full Truck Alliance Co. Ltd., ADR ........................ China 250,673 2,960,448
Health Care Equipment & Supplies 0.6%
a
Shenzhen New Industries Biomedical Engineering Co. Ltd., A .. China 224,388 1,776,536
Hotels, Restaurants & Leisure 8.3%
b,d
Luckin Coffee, Inc., ADR .............................. China 110,516 4,118,931
c,d,e
Meituan Dianping, B, 144A, Reg S ...................... China 556,787 8,956,499
e
Trip.com Group Ltd. ................................. China 120,330 7,047,070
b,e
Trip.com Group Ltd., ADR ............................. China 35,000 2,052,400
Yum China Holdings, Inc. ............................. China 48,887 2,185,738
24,360,638
Household Durables 2.9%
a
Haier Smart Home Co. Ltd., A .......................... China 253,700 877,914
a
Midea Group Co. Ltd., A .............................. China 470,716 4,744,803
Midea Group Co. Ltd., A . ............................. China 80,600 812,446
Midea Group Co. Ltd., H .............................. China 203,333 1,933,172
8,368,335
Independent Power and Renewable Electricity Producers 3.0%
a
China Yangtze Power Co. Ltd., A ........................ China 2,087,320 8,780,537
Insurance 4.1%
PICC Property & Casualty Co. Ltd., H .................... China 4,014,524 7,800,923
a
Ping An Insurance Group Co. of China Ltd., A .............. China 258,400 2,002,390
Ping An Insurance Group Co. of China Ltd., H .............. China 368,509 2,352,310
12,155,623
Interactive Media & Services 10.5%
e
Tencent Holdings Ltd. ................................ China 478,491 30,831,861
Media 2.4%
a
Focus Media Information Technology Co. Ltd., A ............ China 5,553,116 5,660,265
c,d,e
Mobvista, Inc., 144A, Reg S ........................... China 1,529,670 1,386,900
7,047,165

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 0.3%
CMOC Group Ltd., H ................................. China 815,692 $ 832,474
Oil, Gas & Consumable Fuels 1.2%
b
CGN Mining Co. Ltd. ................................. China 4,600,000 1,427,668
PetroChina Co. Ltd., H ............................... China 2,596,531 2,237,631
3,665,299
Pharmaceuticals 1.5%
a
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A ............... China 608,627 4,408,905
Real Estate Management & Development 0.5%
e
KE Holdings, Inc., ADR ............................... China 86,022 1,526,030
Semiconductors & Semiconductor Equipment 0.7%
a
OmniVision Integrated Circuits Group, Inc., A ............... China 107,700 1,920,983
Specialty Retail 0.7%
c,e
Pop Mart International Group Ltd., 144A, Reg S ............ China 61,894 2,108,678
Technology Hardware, Storage & Peripherals 5.8%
c,d,e
Xiaomi Corp., B, 144A, Reg S .......................... China 2,223,611 17,116,772
Total Common Stocks (Cost $206,160,160) ...................................
292,298,243
Escrows and Litigation Trusts 0.0%
†
a,d,f
Kangmei Pharmaceutical Co. Ltd., Escrow Account .......... China 599,831 83,711
Total Escrows and Litigation Trusts (Cost $–) .................................
83,711
Total Long Term Investments (Cost $206,160,160) .............................
292,381,954
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.332% .. United States 9,606 9,606
Total Money Market Funds (Cost $9,606) .....................................
9,606
i
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.332% .. United States 2,575,231 2,575,231
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,575,231) ..........................................................
2,575,231
Total Short Term Investments (Cost $2,584,837 ) ...............................
2,584,837
a
Total Investments (Cost $208,744,997) 100.5% ................................
$294,966,791
Other Assets, less Liabilities (0.5)% .........................................
(1,465,466)
Net Assets 100.0% .........................................................
$293,501,325
a a a

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

See Abbreviations on page 22.
†
Rounds to less than 0.1% of net assets.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1(c).
b
A portion or all of the security is on loan at June 30, 2025. See Note 1 ( d ).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $38,316,475, representing 13.1% of net assets.
d
Non-income producing.
e
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2025, the aggregate value of these securities was $109,505,262, representing 37.3% of net assets.
f
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
g
See Note 3 ( c ) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1 ( d ) regarding securities on loan.

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton
Dragon Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $206,160,160
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 2,584,837
Value - Unaffiliated issuers (Includes securities loaned of $ 5,978,582 ) .................................. $292,381,954
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 2,584,837
Foreign currency, at value (cost $ 1,282,182 ) ...................................................... 1,289,134
Receivables:
Investment securities sold ................................................................... 867,763
Dividends ............................................................................... 732,422
Total assets .......................................................................... 297,856,110
Liabilities:
Payables:
Management fees ......................................................................... 254,530
Funds advanced by custodian ................................................................. 1,326,684
Payable upon return of securities loaned (Note 1 d ) .................................................. 2,575,231
Accrued expenses and other liabilities ........................................................... 198,340
Total liabilities ......................................................................... 4,354,785
Net assets, at value ................................................................. $293,501,325
Net assets consist of:
Paid-in capital ............................................................................. $282,234,365
Total distributable earnings (losses) ............................................................. 11,266,960
Net assets, at value ................................................................. $293,501,325
Shares outstanding ......................................................................... 25,272,108
Net asset value per share
a
.................................................................... $11.61
a
Net asset value per share may not recalculate due to rounding.

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Dragon Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $256,736)
Unaffiliated issuers ........................................................................ $3,641,086
Non-controlled affiliates (Note 3 c ) ............................................................. 135,269
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (11,024)
Non-controlled affiliates (Note 3 c ) ............................................................. 24,901
Total investment income ................................................................... 3,790,232
Expenses:
Management fees (Note 3 a ) ................................................................... 1,495,678
Transfer agent fees ......................................................................... 27,063
Custodian fees ............................................................................ 49,280
Reports to shareholders fees .................................................................. 10,683
Registration and filing fees .................................................................... 9,309
Professional fees ........................................................................... 72,339
Directors' fees and expenses .................................................................. 16,345
Other .................................................................................... 18,445
Total expenses ......................................................................... 1,699,142
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (13,901)
Net expenses ......................................................................... 1,685,241
Net investment income ................................................................ 2,104,991
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,233,908
Foreign currency transactions ................................................................ (26,909)
Net realized gain (loss) .................................................................. 1,206,999
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 33,082,866
Translation of other assets and liabilities denominated in foreign currencies .............................. 22,050
Net change in unrealized appreciation (depreciation) ............................................ 33,104,916
Net realized and unrealized gain (loss) ............................................................ 34,311,915
Net increase (decrease) in net assets resulting from operations .......................................... $36,416,906

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton Dragon Fund, Inc.
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,104,991 $3,089,785
Net realized gain (loss) ................................................. 1,206,999 (22,201,132)
Net change in unrealized appreciation (depreciation) ........................... 33,104,916 46,151,443
Net increase (decrease) in net assets resulting from operations ................ 36,416,906 27,040,096
Distributions to shareholders .............................................. (5,062,422) (2,928,284)
Capital share transactions from - repurchase of shares (Note 2) .................... (734,743) —
Net increase (decrease) in net assets ................................... 30,619,741 24,111,812
Net assets:
Beginning of period ..................................................... 262,881,584 238,769,772
End of period .......................................................... $293,501,325 $262,881,584

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Dragon Fund, Inc. (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Directors (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Investments in Templeton China Opportunities
Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through
its investment in the China Fund. The China Fund is a
Cayman Islands exempted company, and is a wholly-
owned subsidiary of the Templeton Dragon Fund, and is
able to invest directly in China A-shares consistent with
the investment objective of the Templeton Dragon Fund. At
June 30, 2025, the China Fund’s investments as well as any
other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Schedule of Investments
and Consolidated Statement of Assets and Liabilities.
All intercompany transactions and balances have been
eliminated. At June 30, 2025, the net assets of the China
Fund were $95,334,685, representing 32% of the Fund’s
consolidated net assets.
The China Fund gains access to the A-shares market
through Templeton Investment Counsel, LLC (TIC), which
serves as the registered Qualified Foreign Institutional
Investor (QFII) for the China Fund. Investment decisions
related to the China Fund A-shares are specific to the Fund
and it bears the resultant economic and tax consequences of
its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and
may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with
applicable Chinese rules or requirements.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, at June 30, 2025, the Fund
held $3,708,927 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
segregated accounts with the Fund's custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Consolidated Statement of Assets and Liabilities. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Consolidated Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Effective March 1, 2025,
the Board has implemented a new managed distribution
plan where the Fund will distribute a level distribution
amount to shareholders. The Fund intends to distribute
$0.10 per share quarterly. The Fund’s distribution level
may be changed by the Board in the future. Under the
policy, the Fund is managed with a goal of generating as
much of the distribution as possible from net investment
income and short-term capital gains. The balance of the
distribution will then come from long-term capital gains to
the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Capital Stock
At June 30, 2025, there were 100 million shares authorized ($0.01 par value). During the periods ended June 30, 2025 and
December 31, 2024, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Transactions in the Fund’s shares were as follows.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective March 1, 2025, the Fund pays an investment management fee, calculated weekly and paid monthly, to TAML based on the average weekly net assets of the Fund as follows:
Period Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Shares repurchased ............................................. 81,000 $734,743 — $ —
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................. 15.46% — %
Subsidiary Affiliation
Templeton Asset Management Ltd. (TAML) Investment manager
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $2 billion
0.950% In excess of $2 billion
1. Organization and Significant Accounting Policies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Prior to March 1, 2025, the Fund paid fees, calculated weekly and paid monthly, to TAML based on the average weekly net assets of the Fund as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 1.067% of the
Fund’s average weekly net assets.
Under an agreement with TAML, TIC is paid a fee for serving as the QFII for the China Fund. The fee is paid by TAML and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.100% Up to and including $1 billion
1.050% Over $1 billion, up to and including $2 billion
1.000% In excess of $2 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $12,194,527 $34,509,154 $(46,694,075) $— $— $9,606 9,606 $135,269
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $890,660 $13,883,434 $(12,198,863) $— $— $2,575,231 2,575,231 $24,901
Total Affiliated Securities ... $13,085,187 $48,392,588 $(58,892,938) $— $— $2,584,837 $160,170
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, pass-through entity income, investments in the China Fund and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$50,318,123 and $42,858,177, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,575,231 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People's Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 20,714,126
Long term ................................................................................ 56,734,287
Total capital loss carryforwards ............................................................... $77,448,413
Cost of investments .......................................................................... $208,092,053
Unrealized appreciation ........................................................................ $95,987,114
Unrealized depreciation ........................................................................ (9,112,376)
Net unrealized appreciation (depreciation) .......................................................... $86,874,738

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 9,585,148 $ — $ 9,585,148
Automobile Components ................. — 8,766,301 — 8,766,301
Automobiles .......................... — 9,835,491 — 9,835,491
Banks ............................... — 29,028,793 — 29,028,793
Beverages ........................... — 11,254,554 — 11,254,554
Biotechnology ......................... — 4,536,357 — 4,536,357
Broadline Retail ....................... 1,608,310 24,676,469 — 26,284,779
Capital Markets ........................ — 7,501,667 — 7,501,667
Chemicals ........................... — 7,894,602 — 7,894,602
Distributors ........................... 3,808,778 — — 3,808,778
Diversified Consumer Services ............ 1,079,000 2,492,817 — 3,571,817
Electrical Equipment .................... — 14,241,346 — 14,241,346
Electronic Equipment, Instruments &
Components ........................ — 10,598,011 — 10,598,011
Entertainment ......................... — 5,662,008 — 5,662,008
Food Products ........................ — 11,868,307 — 11,868,307
Ground Transportation .................. 2,960,448 — — 2,960,448
Health Care Equipment & Supplies ......... — 1,776,536 — 1,776,536
Hotels, Restaurants & Leisure ............. 8,357,069 16,003,569 — 24,360,638
Household Durables .................... — 8,368,335 — 8,368,335
6. Concentration of Risk
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the Consolidated financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the Consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
9. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc. (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Independent Power and Renewable Electricity
Producers .......................... $ — $ 8,780,537 $ — $ 8,780,537
Insurance ............................ — 12,155,623 — 12,155,623
Interactive Media & Services .............. — 30,831,861 — 30,831,861
Media ............................... — 7,047,165 — 7,047,165
Metals & Mining ....................... — 832,474 — 832,474
Oil, Gas & Consumable Fuels ............. — 3,665,299 — 3,665,299
Pharmaceuticals ....................... — 4,408,905 — 4,408,905
Real Estate Management & Development .... 1,526,030 — — 1,526,030
Semiconductors & Semiconductor Equipment . — 1,920,983 — 1,920,983
Specialty Retail ........................ — 2,108,678 — 2,108,678
Technology Hardware, Storage & Peripherals . — 17,116,772 — 17,116,772
Escrows and Litigation Trusts ............... — — 83,711 83,711
Short Term Investments ................... 2,584,837 — — 2,584,837
Total Investments in Securities ........... $21,924,472 $272,958,608
a
$83,711 $294,966,791
a
Includes foreign securities valued at $272,958,608, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Templeton Dragon Fund, Inc.

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Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board has approved an open-market share
repurchase program which includes an initial authorization
for the Fund to repurchase up to 10% of its outstanding
shares in open-market transactions, as well as up to an
additional 10% of its outstanding shares, above and in
addition to the initial 10% previously authorized. This
authorization remains in effect.
The timing and amount of repurchases continue to be
at the discretion of the investment manager, taking into
account various factors, including, but not limited to, the
level of the discount, the Fund’s performance, portfolio
holdings, dividend history, market conditions, cash on
hand, the availability of other attractive investments and
whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s additional
10% threshold is reached, no further repurchases could be
completed until authorized by the Board. Until the additional
10% threshold is reached, Fund management will have
the flexibility to commence share repurchases if and when
it is determined to be appropriate in light of prevailing
circumstances. The share repurchase program is intended
to benefit shareholders by enabling the Fund to repurchase
shares at a discount to net asset value, thereby increasing
the proportionate interest of each remaining shareholder in
the Fund.
In the Notes to Consolidated Financial Statements section,
please see note 2 (Capital Stock) for additional information regarding shares repurchased.
Portfolio Management Changes
Effective April 30, 2025, Tony Sun joined the Fund's portfolio management team.
Managed Distribution Plan
The Board has implemented a managed distribution plan
where the Fund distributes a level distribution amount
to shareholders. The Fund intends to make quarterly
distributions to shareholders at the fixed rate of $0.10
per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each quarter and is intended to narrow the discount between the market price
and the NAV of the Fund’s shares, but there is no assurance
that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a quarterly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of the
Fund’s shares. The plan will be subject to the periodic review by the Board, including a yearly review of the fixed rate to determine if an adjustment should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Templeton Dragon Fund, Inc.
Annual Meeting of Shareholders May 22, 2025 (unaudited)

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Semiannual Report
The Annual Meeting of Shareholders of Templeton Dragon Fund, Inc. (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd
Street, Fort Lauderdale, Florida, on May 22, 2025. The purpose of the meeting was to elect four Directors of the Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2025. At the meeting, the following persons were elected by the shareholders to serve as
Directors of the Fund: Edith E. Holiday, Larry D. Thompson, Gregory E. Johnson, and Rupert H. Johnson, Jr.* Shareholders
also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2025. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of four Directors:
The Fund is not aware of broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2025:
The Fund is not aware of broker non-votes received with respect to this item.
*
Harris J. Ashton, Ann Torre Bates, Terrence J. Checki , Mary C. Choksi, J. Michael Luttig , David W. Niemiec and Constantine D.
Tseretopoulos are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of
Shareholders.
Term Expiring 2028 For
% of
Outstanding
Shares
% of
Shares
Present Against
% of
Outstanding
Shares
% of
Shares
Present Abstain
% of
Outstanding
Shares
% of
Shares
Present
Edith E. Holiday
.............
Larry D. Thompson
...........
Gregory E. Johnson
..........
Rupert H. Johnson, Jr.
.........
18,993,763
20,110,765
20,178,012
20,129,352
74.92%
79.32%
79.59%
79.40%
87.25%
92.38%
92.69%
92.46%
2,576,592
1,462,135
1,394,681
1,441,759
10.16%
5.77%
5.50%
5.69%
11.84%
6.72%
6.41%
6.62%
200,128
197,581
197,790
199,372
0.79%
0.78%
0.78%
0.79%
0.92%
0.91%
0.91%
0.92%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
21,292,639
259,047
218,800
83.98%
1.02%
0.86%
97.81%
1.19%
1.01%

Templeton Dragon Fund, Inc.

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify Equiniti Trust Company, LLC (the “Plan
Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Dragon Fund, Inc. The Plan Administrator will apply such payments (less a
$5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
Equiniti Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator;
or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Dragon Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan

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Transfer Agent
Equiniti Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.equiniti.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.equiniti.com or dial (800) 416-
5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at Equiniti Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact Equiniti Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Dragon Fund, Inc. are traded on the New York Stock Exchange under the symbol “TDF.” Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to Equiniti Trust Company, LLC website at
www.equiniti.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Dragon Fund, Inc., 100 Fountain
Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Dragon Fund, Inc.
Shareholder Information

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Board Approval of Investment
Management Agreements
TEMPLETON DRAGON FUND, INC.
(Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the
Board of Directors (Board) of the Fund, including a majority of the directors who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent
Directors), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Directors received advice from and met
separately with Independent Director counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Director counsel
on behalf of the Independent Directors in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Directors held a virtual contract
renewal meeting at which the Independent Directors first
conferred amongst themselves and Independent Director
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Directors also considered prior to and at the
Meeting. The Board further considered all of the factors
it deemed relevant in approving the continuance of the
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Directors, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of acquired third-party fund families into the
Franklin Templeton (FT) family of funds and management’s
continued development of strategies to address evolving
changes in domestic policy and continuing geopolitical
concerns. The Board also considered the investment
management services that Templeton Investment Counsel,
LLC (TICL) provides to the Cayman Islands-based company,
which is wholly owned by the Fund (Cayman Subsidiary).
The Board noted recent actions that it took at its February
2025 meeting, including the authorization of a managed
distribution plan pursuant to which the Fund will make
quarterly distributions to shareholders at the fixed rate of
$0.10 per share and the approval of an open-market share
repurchase program that authorizes the Fund to purchase,
from time to time, up to 10% of the Fund’s common shares
in open-market transactions, at the discretion of the
management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its continued reassessment of the fund
offerings in response to FT acquisitions and the market
environment, as well as its evaluation of ways to incorporate

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Shareholder Information

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Semiannual Report
private assets into more traditional investment vehicles. The
Board specifically noted FT’s commitment to technological
innovation and advancement, including its continued focus
on developing potential use cases for tokenization and the
blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2024. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in the Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below. Such results are based on net asset value
without regard to market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all non-leveraged closed-end emerging markets funds.
The Performance Customized Peer Group for the Fund
consisted only of emerging markets funds that invest at
least 45% of total assets in the equity securities of China
companies. The Board noted that the Fund’s annualized
total return for the one-year period was above the median
of its Performance Universe, but for the three-, five- and
10-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one- and 10-year periods was equal to
the median of its Performance Customized Peer Group, but
for the three- and five-year periods was below the median of its Performance Customized Peer Group. The Board further
noted the small size of the Fund’s Performance Customized
Peer Group for each period and that therefore no quintile
information was provided for the Fund for those periods.
The Board discussed this performance with management
and management explained that the Performance Universe
was comprised of funds with different investment universes
and that only two of the peers were comparable to the Fund,
noting some differences. Management explained that, for
the one-year period ended December 31, 2024, the Fund’s
performance was 11.45%. The Fund’s underperformance
was attributable to stock selection in the financials,
consumer discretionary and energy sectors, in addition
to allocations in the consumer discretionary and energy
sectors. Management also explained that political decisions, geopolitical factors and aggressive central bank actions in
developed countries since 2021 resulted in a risk-averse
sentiment against China and an outflow of assets across
China-focused funds. Management further explained that
the Fund’s three- and five-year underperformance was
largely driven by the Fund’s performance from 2021 to 2023.
Management discussed with the Board the actions that are
being taken/have been taken in an effort to improve the
overall performance of the Fund, noting the adjustments that have been made to the Fund’s portfolio positioning in light of the investment team’s forward looking views about China’s
corporate regulatory environment, growing domestic market
and state-owned enterprises. The Board concluded that the
Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, as applicable. The Board received a

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description of the methodology used by Broadridge to select the mutual funds included in the Expense Group. The Board
also considered the investment management services that
TICL provides to the Cayman Subsidiary.
The Expense Group for the Fund included the Fund and six
other non-leverage closed end emerging markets funds. The
Board noted that the Management Rate for the Fund was
essentially equal to the median of its Expense Group. The
Board also noted that the actual total expense ratio for the
Fund was below the median and in the first quintile (least
expensive) of its Expense Group. The Board further noted
that, effective March 1, 2025, the Management Rate was
reduced by 5 basis points at each breakpoint tier. The Board concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2024, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-
end fund, the Board believes at some point an increase in
size may lead to economies of scale that would be shared
with the Fund and its shareholders. The Board noted the
existence of management fee breakpoints, which operate
generally to share any economies of scale with the Fund’s
shareholders by reducing the Fund’s effective management
fees as the Fund grows in size. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
The Board concluded that to the extent economies of scale
may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuance of the Management Agreement for an
additional one-year period.

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Shareholder Information

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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Schedule of
Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

franklintempleton.com
Semiannual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Each holder of shares (a “Shareholder”) in Templeton
Dragon Fund, Inc. (the “Fund”) whose Fund shares are
registered in his or her own name will automatically be a
participant in the Dividend Reinvestment and Cash Purchase
Plan (the “Plan”), unless any such Shareholder specifically
elects in writing to receive all dividends and capital gains in cash, paid by check, mailed directly to the Shareholder.
A Shareholder whose shares are registered in the name of
a broker- dealer or other nominee (the “Nominee”) will be a
participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an election on behalf of the
Shareholder to participate in the Plan. Nominees intend to
make such an election on behalf of Shareholders whose
shares are registered in their names, as Nominee, unless a
Shareholder specifically instructs his or her Nominee to pay dividends and capital gains in cash. Equiniti Trust Company,
LLC (“Equiniti”) will act as Plan Administrator and will open an account for each participating shareholder (“participant”)
under the Plan in the same name as that in which the
participant’s present shares are registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and Equiniti shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if
the Fund’s net asset value per share exceeds the market
price per share on the valuation date, Equiniti shall apply
the amount of such dividend or distribution payable to
participants to the purchase of Fund shares on the open
market (less their pro rata share of trading fees incurred
with respect to open market purchases in connection
with the reinvestment of such dividend or distribution). If, before Equiniti has completed its purchases, the market
price exceeds the net asset value per share, the average
per share purchase price paid by Equiniti may exceed
the net asset value of the Fund’s shares, resulting in the
acquisition of fewer shares than if the dividend or capital
gains distribution had been paid in shares issued by the
Fund at net asset value per share. Such purchases will be
made promptly after the payable date for such dividend or
distribution, and in no event more than 30 days after such
date except where temporary curtailment or suspension of
purchase is necessary to comply with applicable provisions
of the Federal securities laws.
4. A participant has the option of submitting additional
payments to Equiniti, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund
shares for his or her account. These payments may be
made electronically through www.equiniti.com or by check
payable to “Equiniti Trust Company, LLC” and sent to Equiniti
Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Dragon
Fund, Inc. Equiniti shall apply such payments (less a $5.00
service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market, as discussed
below in paragraph 6. Equiniti shall make such purchases
promptly on approximately the 15th of each month or, during
a month in which a dividend or distribution is paid, beginning on the dividend payment date, and in no event more than
30 days after receipt, except where necessary to comply
with provisions of Federal securities law. Any voluntary
payment received less than two business days before an
investment date shall be invested during the following month unless there are more than 30 days until the next investment date, in which case such payment will be returned to the
participant. Equiniti shall return to the participant his or her entire voluntary cash payment upon written notice of
withdrawal received by Equiniti not less than 48 hours before such payment is to be invested. Such written notice shall
be sent to Equiniti by the participant, as discussed below in paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

franklintempleton.com
Semiannual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as Equiniti shall determine. Participant funds held by Equiniti uninvested will not bear interest, and it
is understood that, in any event, Equiniti shall have no
liability in connection with any inability to purchase Fund
shares within 30 business days after the payable date for
any dividend or distribution as herein provided, or with the timing of any purchases effected. Equiniti shall have no
responsibility as to the value of the Fund shares acquired for participant accounts. For the purposes of purchases in the
open market, Equiniti may aggregate purchases with those
of other participants, and the average price (including trading fees) of all shares purchased by Equiniti shall be the price per share allocable to all participants.
7. Equiniti will hold shares acquired pursuant to this Plan, together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee.
Equiniti will forward to participants any proxy solicitation material and will vote any shares so held for participants
only in accordance with the proxies returned by participants to the Fund. Upon written request, Equiniti will deliver to
participants, without charge, a certificate or certificates for all or a portion of the full shares held by Equiniti.
8. Equiniti will confirm to participants each acquisition made for an account as soon as practicable but not later than
60 business days after the date thereof. Equiniti will send
to participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, Equiniti will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by Equiniti for participants will be
credited to participant accounts. In the event that the Fund makes available to its shareholders transferable rights to
purchase additional Fund shares or other securities, Equiniti will sell such rights and apply the proceeds of the sale to
the purchase of additional Fund shares for the participant
accounts. The shares held for participants under the Plan
will be added to underlying shares held by participants in
calculating the number of rights to be issued.
10. Equiniti’s service charge for capital gains or income
dividend purchases will be paid by the Fund when shares
are issued by the Fund or purchased on the open market.
Equiniti will deduct a $5.00 service charge from each
voluntary cash payment. Participants will be charged a pro
rata share of trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying Equiniti in writing. Such withdrawal or termination will be effective immediately if notice is received by Equiniti not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend or distribution or voluntary cash payment. The Plan may be
terminated by Equiniti or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, Equiniti will cause a certificate or certificates for the full shares held by Equiniti for participants and cash adjustment for any fractional shares (valued at the market
value of the shares at the time of withdrawal or termination)
to be delivered to participants, less any trading fees.
Alternatively, a participant may elect by written notice to
Equiniti to have Equiniti sell part or all of the shares held for him and to remit the proceeds to him. Equiniti is authorized to deduct a $15.00 service charge and a trading fee of
$0.12 per share for this transaction from the proceeds. If a participant disposes of all shares registered in his name on the books of the Fund, Equiniti may, at its option, terminate the participant’s account or determine from the participant
whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by Equiniti or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
Equiniti receives written notice of the termination of a
participant account under the Plan. Any such amendment

franklintempleton.com
Semiannual Report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
may include an appointment by Equiniti in its place and
stead of a successor Plan Administrator under these terms
and conditions, with full power and authority to perform all or any of the acts to be performed by Equiniti under these
terms and conditions. Upon any such appointment of a
Plan Administrator for the purpose of receiving dividends
and distributions, the Fund will be authorized to pay to such successor Plan Administrator, for a participant’s account,
all dividends and distributions payable on Fund shares
held in a participant’s name or under the Plan for retention or application by such successor Plan Administrator as
provided in these terms and conditions.
13. Equiniti shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage
due to errors unless such error is caused by Equiniti’s
negligence, bad faith or willful misconduct or that of its
employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given
or made by the participant to Equiniti shall be in writing
addressed to Equiniti Trust Company, LLC, P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, or www.
equiniti.com or such other address as Equiniti shall furnish to the participant, and shall have been deemed to be given or
made when received by Equiniti.
15. Any notice or other communication which by any
provision of the Plan is required to be given by Equiniti to the participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
Equiniti’s records. The participant agrees to notify Equiniti promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTDF S 08/25
© 2025 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Dragon Fund, Inc.
Investment Manager Transfer Agent Fund Information
Templeton Asset
Management Ltd.
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number:
(800) 416-5585
Hearing Impaired Number:
(866) 703-9077
International Phone Number:
(718) 921-8124
www.equiniti.com
(800) DIAL BEN
®
/
342-5236

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) As of June 30, 2025, the portfolio managers of the Fund are as follows:

Nicholas Chui, CFA, has been the lead portfolio manager of the Fund since 2023. He joined Franklin Templeton in 2023 from BlackRock, where he was a portfolio manager of its China equity strategy

Erik Mok, CFA, has been a portfolio manager of the Fund since 2020. He joined Franklin Templeton in 1998.

Tony Sun has been a portfolio manager of the Fund since April 30, 2025. He joined Franklin Templeton in 2019.

(a)(2) This section reflects information about the portfolio managers as of June 30, 2025.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies Managed (x $1 million)	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Nicholas Chui	1	293.5	6	445.6	1	1,295.1
Erik Mok	1	293.5	8	2,251.7	4	1,655.4
Tony Sun	1	293.5	3	337.4	0	0

1.	The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund but does not include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be a relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines.

The following factors are generally used in determining bonuses under the plan:

•  Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•   Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•   Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Nicholas Chui	None
Erik Mok	None
Tony Sun	None

Note: Because the portfolio manager is a foreign national, they do not hold shares in this U.S. registered fund, however they own shares in other similar Franklin Templeton funds managed by them, registered offshore and appropriate for foreign nationals.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
January 1 – January 31, 2025	-	-	-	2,604,719
February 1 – February 28, 2025	-	-	-	2,604,719
March 1 – March 31, 2025	21,804	9.71	21,804	2,582,915
April 1 – April 30, 2025	59,196	8.80	59,196	2,523,719
May 1 – May 31, 2025	-	-	-	2,523,719
June 1 – June 30, 2025	-	-	-	2,523,719
Total	81,000		81,000

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17.      Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

For the period ended June 30, 2025, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$28,779
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$1,102
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	-
Administrative fees not included in a revenue split	-
Indemnification fees not included in a revenue split	-
Rebate (paid to borrower)	$13,696
Other fees not included above	$104
Aggregate fees/compensation paid by the Fund for securities lending activities	$14,902
Net income from securities lending activities	$13,877

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Dragon Fund, Inc.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025